Shareholder Fees - VIPOverseasPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio
Shareholder Fees:
(fees paid directly from your investment)